Cover	Dec. 03, 2019
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 6, 2019, United Airlines Holdings, Inc. (the “Company”), the parent company of United Airlines, Inc. (“United”), filed a Current Report on Form 8-K (the “December 8-K”) with the Securities and Exchange Commission (the “SEC”) reporting that, on December 5, 2019, the Company announced the appointment of J. Scott Kirby to the role of Chief Executive Officer (“CEO”) of the Company, effective immediately following the Company’s 2020 Annual Meeting of Stockholders (the “2020 Annual Meeting”). The 2020 Annual Meeting was held on May 20, 2020. On May 12, 2020, the Company filed a Current Report on Form 8-K (the “May 8-K”) with the SEC reporting that, on May 11, 2020, the Company announced the appointment of Brett J. Hart as President of the Company, effective immediately following the 2020 Annual Meeting. The Company is filing this Amendment No. 1 to the December 8-K and to the May 8-K to disclose changes to the compensation levels of Messrs. Kirby and Hart in connection with their new roles.
Document Period End Date	Dec. 03, 2019
Entity File Number	001-06033
Entity Registrant Name	UNITED AIRLINES HOLDINGS, INC.
Entity Central Index Key	0000100517
Entity Tax Identification Number	36-2675207
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	233 S. Wacker Drive,
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	UAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
UNITED AIRLINES, INC.
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 6, 2019, United Airlines Holdings, Inc. (the “Company”), the parent company of United Airlines, Inc. (“United”), filed a Current Report on Form 8-K (the “December 8-K”) with the Securities and Exchange Commission (the “SEC”) reporting that, on December 5, 2019, the Company announced the appointment of J. Scott Kirby to the role of Chief Executive Officer (“CEO”) of the Company, effective immediately following the Company’s 2020 Annual Meeting of Stockholders (the “2020 Annual Meeting”). The 2020 Annual Meeting was held on May 20, 2020. On May 12, 2020, the Company filed a Current Report on Form 8-K (the “May 8-K”) with the SEC reporting that, on May 11, 2020, the Company announced the appointment of Brett J. Hart as President of the Company, effective immediately following the 2020 Annual Meeting. The Company is filing this Amendment No. 1 to the December 8-K and to the May 8-K to disclose changes to the compensation levels of Messrs. Kirby and Hart in connection with their new roles.
Document Period End Date	Dec. 05, 2019
Entity File Number	001-10323
Entity Registrant Name	UNITED AIRLINES, INC.
Entity Central Index Key	0000319687
Entity Tax Identification Number	74-2099724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	233 S. Wacker Drive,
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false